Other Liabilities - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,146	$ 1,355
Warranty and campaign programs	987	995	$ 919
Marketing and sales incentive programs	1,558	1,324
Tax payables	904	654
Accrued expenses and deferred income	685	672
Accrued employee benefits	935	681
Lease liabilities	417	453
Legal reserves and other provisions	316	332
Contract reserve	367	389
Contract liabilities	1,458	1,381	1,236
Restructuring reserve	71	76	$ 103	$ 71
Other	1,529	1,100
Total	$ 10,373	$ 9,412